Financial Risk Management - Underwriting Risk - Gross Premiums Written (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of nature and extent of risks arising from financial instruments [line items]
Recoverable from reinsurers	$ 8,400.9	$ 7,812.5
Gross premiums written	$ 15,528.3	12,207.5
Normalized net earnings, percent return on common shareholders' equity adjusted to pre-tax basis	15.00%
Canada
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gross premiums written	$ 1,592.6	1,392.8
United States
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gross premiums written	9,406.4	7,326.8
Asia
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gross premiums written	1,234.3	1,262.4
International
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gross premiums written	3,295.0	2,225.5
Reinsurance
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gross premiums written	3,633.3	2,877.6
Reinsurance | Canada
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gross premiums written	100.1	97.5
Reinsurance | United States
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gross premiums written	1,966.7	1,471.4
Reinsurance | Asia
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gross premiums written	541.9	577.5
Reinsurance | International
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gross premiums written	1,024.6	731.2
Insurance
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gross premiums written	11,895.0	9,329.9
Insurance | Canada
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gross premiums written	1,492.5	1,295.3
Insurance | United States
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gross premiums written	7,439.7	5,855.4
Insurance | Asia
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gross premiums written	692.4	684.9
Insurance | International
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gross premiums written	2,270.4	1,494.3
Specialty
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gross premiums written	1,588.1	1,392.1
Specialty | Canada
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gross premiums written	164.6	143.4
Specialty | United States
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gross premiums written	619.8	548.8
Specialty | Asia
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gross premiums written	215.3	275.1
Specialty | International
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gross premiums written	588.4	424.8
Casualty
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gross premiums written	8,373.0	6,707.8
Casualty | Canada
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gross premiums written	695.4	602.6
Casualty | United States
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gross premiums written	6,082.3	4,899.4
Casualty | Asia
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gross premiums written	384.5	400.8
Casualty | International
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gross premiums written	1,210.8	805.0
Property
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gross premiums written	5,567.2	4,107.6
Property | Canada
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gross premiums written	732.6	646.8
Property | United States
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gross premiums written	2,704.3	1,878.6
Property | Asia
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gross premiums written	634.5	586.5
Property | International
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gross premiums written	1,495.8	995.7
Ceded reinsurance contracts
Disclosure of nature and extent of risks arising from financial instruments [line items]
Recoverable from reinsurers	8,400.9	7,812.5	$ 4,010.3
Ceded reinsurance contracts | Specialty
Disclosure of nature and extent of risks arising from financial instruments [line items]
Recoverable from reinsurers	386.7	315.4
Ceded reinsurance contracts | Casualty
Disclosure of nature and extent of risks arising from financial instruments [line items]
Recoverable from reinsurers	1,443.4	916.3
Ceded reinsurance contracts | Property
Disclosure of nature and extent of risks arising from financial instruments [line items]
Recoverable from reinsurers	$ 1,267.2	$ 992.3